Events Occurring After the Reporting Date (Details) - shares		12 Months Ended
	Nov. 25, 2022	Jun. 30, 2023
Events Occurring After the Reporting Date [Abstract]
Option exercise		735,000
Expiry date	Jul. 31, 2023	Jul. 31, 2023